MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 8,951,838	R$ 5,920,171
Non-current	433,341	432,724
Total	9,385,179	6,352,895
Beneficiary Parties
MARKETABLE SECURITIES
Non-current	R$ 417,242	427,202
Guaranteed annual returns (as a percent)	10.00%
National Treasury National Treasury
MARKETABLE SECURITIES
Current unrestricted marketable securities	R$ 3,206,725	2,979,760
Repurchase Agreements
MARKETABLE SECURITIES
Current unrestricted marketable securities	5,411,209	2,798,670
National Treasury Note
MARKETABLE SECURITIES
Current unrestricted marketable securities	253,671	70,861
Others
MARKETABLE SECURITIES
Current unrestricted marketable securities	80,233	70,880
Non-current	R$ 16,099	R$ 5,522